Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

The Company has evaluated all subsequent events through the date the consolidated financial statements were issued and filed with the SEC. The following is a summary of the material subsequent events.

Acquisition and Lease of Meadowood Retirement Village

On March 8, 2017, AdCare executed a purchase and sale agreement with Meadowood Retirement Village, LLC and Meadowood Properties, LLC (the “Meadowood Purchase Agreement”) to acquire an assisted living and memory care community with 106 operational beds in Glencoe, Alabama (“the Meadowood Facility”) for $5.5 million cash. In addition, on March 21, 2017, AdCare executed a long-term lease with an affiliate of C.R. Management (the “Meadowood Operator”) to lease the facility upon purchase. Lease terms include: (i) a 13-year initial term with one five-year renewal option; (ii) base rent of $37,500 per month; (iii) a rental escalator of 2.0% per annum in the initial term and 2.5% per annum in the renewal term; (iv) a cross renewal provision, whereby the Meadowood Operator may exercise the lease renewal for the Meadowood Facility if its affiliate exercises the lease renewal option for Coosa Valley Health Care, a 124-bed skilled nursing facility located in Gadsden, Alabama (the Coosa Valley Facility”) ; and (v) a security deposit equal to one month of base rent. The Company completed the purchase of the Meadowood Facility on May 1, 2017 pursuant to the Meadowood Purchase Agreement, at which time the lease commenced and operations of the Meadowood Facility transferred to the Meadowood Operator.

Meadowood Credit Facility

On May 1, 2017, in connection with the Meadowood Purchase Agreement, a wholly-owned subsidiary of the Company entered into a Loan Agreement (the “Meadowood Credit Facility”) with the Exchange Bank of Alabama, which provides for a $4.1 million principal amount secured credit facility maturing on May 1, 2022. Interest on the Meadowood Credit Facility accrues on the principal balance thereof at 4.5% per annum. The Meadowood Credit Facility is secured by the Meadowood Facility.

Peach Note Modification

On April 6, 2017, the Company modified certain terms of the Peach Note (pursuant to which the Company extended a $1.0 million line of credit to Peach Health in connection with the Peach Health Sublesse's securing a $2.5 million working capital loan from a third party lender (the “Peach Working Capital Facility”). Borrowings under the Peach Working Capital Facility are based on a borrowing base of eligible accounts receivable. The modifications of the Peach Note include: (i) reducing the loan balance to $0.8 million and restricting further borrowings; (ii) extending the maturity of the loan to October 1, 2020 and adding a six month extension option by the Peach Health Sublessee assuming certain conditions precedent are met at the time of the exercise of the option; (iii) increasing the interest rate from 13.5% per annum by 1% per year; and (iv) establishing a four year amortization schedule. Payment of principal and interest under the Peach Note shall be governed by certain financial covenants limiting distributions under the Peach Working Capital Facility. Furthermore, the Company guaranteed Peach Health Sublessee’s borrowings under the Peach Working Capital Facility subject to certain burn-off provisions (i.e., the Company’s obligations under such guaranty cease after the later of 18 months or achievement of a certain financial ratio by Peach Health Sublessee).

Repayment of 2015 Notes

On April 30, 2017, the Company repaid in cash the outstanding $1.0 million in aggregate principal amount of the 2015 Notes, plus accrued and unpaid interest in accordance with the terms of such notes, and all related obligations owed under the 2015 Notes were extinguished at that time.

Amendments to Bylaws

Effective April 2, 2017, the Board amended the first sentence of Section 3.06 of the Company’s Bylaws (the “Bylaws”) to clarify that a Board committee may consist of one Board member. Prior to such amendment, the first sentence of Section 3.06 of the Bylaws read as follows: “The Board of Directors by resolution may create one or more committees and appoint members of the Board of Directors to serve on such committees at the discretion of the Board of Directors.” As a result of such amendment, the first sentence of Section 3.06 of the Bylaws now reads as follows: “The Board of Directors by resolution may create one or more committees and appoint one or more members of the Board of Directors to serve on such committees at the discretion of the Board of Directors.”

SUBSEQUENT EVENTS
The Company has evaluated all subsequent events through the date the consolidated financial statements were issued and filed with the SEC. The following is a summary of the material subsequent events.
Tender Offer for 10% Convertible Subordinated Notes Due April 30, 2017

On December 8, 2016, the Company commenced the Tender Offer for any and all of its outstanding 2015 Notes. The purchase price offered was cash in an amount equal to $1,000 per $1,000 principal amount of the 2015 Notes purchased, plus accrued and unpaid interest to, but not including, the payment date.
The Tender Offer expired on January 9, 2017, and $6.7 million in aggregate principal amount of the 2015 Notes were validly tendered and not properly withdrawn. AdCare accepted and paid all of the 2015 Notes validly tendered and not properly withdrawn pursuant to the Tender Offer. Payment for the 2015 Notes tendered and accepted for payment was made by check on January 10, 2017. After giving effect to such payment, $1.0 million in aggregate principal amount of the 2015 Notes remain outstanding.

Recertification of Oceanside Facility

On February 7, 2017, the Oceanside Facility was recertified by CMS.

Extension of College Park Lease

On February 16, 2017, C.R. of College Park LLC, which subleases the College Park Facility from a subsidiary of the Company pursuant to a Sublease Agreement dated February 18, 2015, delivered irrevocable notice to the Company, extending the term of its lease of the College Park Facility for 5 years pursuant to the terms of such sublease.

Pending Acquisition and Lease of Meadowood Retirement Village

On March 8, 2017, AdCare executed a purchase and sale agreement with Meadowood Retirement Village, LLC and Meadowood Properties, LLC to acquire an assisted living facility with 106 operational beds in Glencoe, Alabama for $5.5 million cash. In addition, on March 21, 2017, AdCare executed a long-term lease with an affiliate of C.Ross Management to lease the facility upon purchase. Lease terms include: (i) a 13-year initial term with one five-year renewal option, (ii) base rent of $37,500 per month, (iii) a rental escalator of 2% per annum in the initial term and 2.5% per annum in the renewal term, (iii) a cross renewal provision with the Coosa Valley facility and (iv) a one month security deposit.

Coosa/Attalla Loan Reduction

On March 20, 2017, mortgage indebtedness related to the Coosa Valley and Attalla facilities was reduced by $720,000 and $798,200, respectively through the application of restricted cash held as collateral against such indebtedness.

Peach Note Modification

On April 6, 2017, the Company modified certain terms of the Peach Note in connection with the Peach Health Sublesse's securing a $2.5 million working capital loan from a third party lender (the “Peach Working Capital Facility”). Borrowings under the Peach Working Capital Facility are based on a borrowing base of eligible accounts receivable. The modifications of the Peach Note include: (i) reducing the loan balance to $840,217 and restricting further borrowings, (ii) extending the maturity of the loan to October 1, 2020 and adding a six month extension option by the Peach Health Sublesse assuming certain conditions precedent are met at the time of the exercise of the option, (iii) increasing the interest rate from 13.5% per annum by 1% per year, and (iv) establishing a four year amortization schedule. Payment of principal and interest under the Peach Note shall be governed by certain financial covenants limiting distributions under the Peach Working Capital Facility. Furthermore, the Company guaranteed borrowings under the Peach Working Capital Facility subject to certain burn-off provisions.